FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Risk classification of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Allowance Account For Credit Losses Financial Assets	R$ 97,934	R$ 95,053	R$ 105,989
Trade accounts receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Allowance Account For Credit Losses Financial Assets	30,300	31,962	R$ 21,109
Credit risk | Trade accounts receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit Risk Management Practices Explanatory	9,163,160	6,880,416
Allowance Account For Credit Losses Financial Assets	30,300	31,962
Credit risk | Trade accounts receivable | Low Risk member | Current and overdue to up 30 days member
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit Risk Management Practices Explanatory	8,899,516	6,549,975
Credit risk | Trade accounts receivable | Average Risk member | Later than one month and not later than three months
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit Risk Management Practices Explanatory	174,048	156,883
Credit risk | Trade accounts receivable | High Risk member | Overdue more than 90 days member
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Credit Risk Management Practices Explanatory	R$ 89,596	R$ 173,558